EXHIBIT 99.2

John Deere Owner Trust 2015

Statement to Certificateholders

$298,600,000   Class A-1  0.27000%  Asset Backed Notes due April 01, 2016

$295,000,000   Class A-2A  0.87%  Asset Backed Notes due February 15, 2018

$70,000,000   Class A-2B  Floating Rate Asset Backed Notes due February 15, 2018

$250,000,000   Class A-3  1.32%  Asset Backed Notes due June 17, 2019

$82,225,000   Class A-4  1.65%  Asset Backed Notes due December 15, 2021

$25,534,183  Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:			0.43275%
Class A-2B interest rate:			0.70275%

Payment Date:			16-May-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$26,561,131.66
		per $1,000 original principal amount:	$90.04

	(c)	Class A-2B Notes:	$6,302,641.41
		per $1,000 original principal amount:	$90.04

	(d)	Class A-3 Notes:	$(0.00)
		per $1,000 original principal amount:	$(0.00)

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$32,863,773.07

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$133,002.33
		per $1,000 original principal amount:	$0.45

		(iii) Class A-2B Notes:	$26,342.52
		per $1,000 original principal amount:	$0.38

		(iv) Class A-3 Notes:	$275,000.00
		per $1,000 original principal amount:	$1.10

		(v) Class A-4 Notes:	$113,059.38
		per $1,000 original principal amount:	$1.38

		(vi) Total:	$547,404.23

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$558,288,231.85

	(b)	Note Value at end of related Collection Period:	$551,877,760.72

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$156,890,357.45
		(ii)	A-2A Note Pool Factor:	0.5318317

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$37,228,220.41
		(ii)	A-2B Note Pool Factor:	0.5318317

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$492,853.11
		(i)	per $1,000 original principal amount:	$0.47
	(b)	Amount of Servicing Fee earned:		$492,853.11
	(c)	Amount of Servicing Fee paid:		$492,853.11
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$6,476,796.76
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.16%

(11)	(i)	Aggregate amount of net losses for the collection period:		$21,053.34
	(ii)	Cumulative amount of net losses:		$1,008,602.30
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.10%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$293,243.31
		(ii)	% of Pool Balance:	0.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%